Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the financial instruments carried at fair value by caption on the Consolidated Statements of Financial Condition and by level in the valuation hierarchy:

	December 31, 2017
	Level 1	Level 2	Level 3	Total Fair Value
	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$987	$—	$987
Agency - Residential	—	794	—	794
Municipal obligations	—	34	—	34
Corporate debt obligations	—	38	—	38
Loans held-for-sale
Residential first mortgage loans	—	4,300	—	4,300
Loans held-for-investment
Residential first mortgage loans	—	8	—	8
Home equity	—	—	4	4
Mortgage servicing rights	—	—	291	291
Derivative assets
Rate lock commitments (fallout-adjusted)	—	—	24	24
Mortgage-backed securities forwards	—	4	—	4
Interest rate swaps and swaptions	—	11	—	11
Total assets at fair value	$—	$6,176	$319	$6,495
Derivative liabilities
Interest rate swap on FHLB advances	—	(1)	—	(1)
Mortgage-backed securities forwards	—	(6)	—	(6)
Interest rate swaps	—	(4)	—	(4)
DOJ litigation settlement	—	—	(60)	(60)
Contingent consideration	—	—	(25)	(25)
Total liabilities at fair value	$—	$(11)	$(85)	$(96)

On May 15, 2017, the Company closed on the acquisition of certain assets of Opes Advisors (“Opes”), a California based retail mortgage originator and wealth management service provider. Although the acquired assets of Opes were not significant, the addition of Opes positions us to increase our distributed retail lending channel. Consideration in the acquisition of Opes consisted of upfront cash and contingent cash in the form of an earn-out. The earn-out is based on future target production volumes and profitability of the division which were significant inputs to the preliminary fair value.

	December 31, 2016
	Level 1	Level 2	Level 3	Total Fair Value
	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$548	$—	$548
Agency - Residential	—	898	—	898
Municipal obligations	—	34	—	34
Loans held-for-sale
Residential first mortgage loans	—	3,145	—	3,145
Loans held-for-investment
Residential first mortgage loans	—	7	—	7
Home equity	—	—	65	65
Mortgage servicing rights	—	—	335	335
Derivative assets
Rate lock commitments (fallout-adjusted)	—	—	24	24
Futures	2	—	—	2
Mortgage-backed securities forwards	—	43	—	43
Interest rate swaps and swaptions	—	35	—	35
Interest rate swaps on FHLB advances (net)	—	19	—	19
Total assets at fair value	$2	$4,729	$424	$5,155
Derivative liabilities
Rate lock commitments (fallout-adjusted)	$—	$—	$(6)	$(6)
Mortgage-backed securities forwards	—	(11)	—	(11)
Interest rate swaps	—	(37)	—	(37)
Warrant liabilities	—	(4)	—	(4)
DOJ litigation settlement	—	—	(60)	(60)
Total liabilities at fair value	$—	$(52)	$(66)	$(118)

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables include a roll forward of the Consolidated Statements of Financial Condition amounts (including the change in fair value) for financial instruments classified by us within Level 3 of the valuation hierarchy:

	Balance at Beginning of Year	Recorded in Earnings		Recorded in OCI	Purchases / Originations	Sales	Settlement	Transfers In (Out)	Balance at End of Year
		Total Unrealized Gains/ (Losses)	Total Realized Gains/ (Losses)	Total Unrealized Gains/ (Losses)
	(Dollars in millions)
For the Years Ended December 31, 2017
Assets
Loans held-for-sale
Home equity	$—	$1	$—	$—	$—	$(52)	$(1)	$52	$—
Loans held-for-investment
Home equity	65	2	—	—	—	—	(8)	(55)	4
Mortgage servicing rights	335	(22)	—	—	288	(310)	—	—	291
Rate lock commitments (net) (1)	18	54	—	—	267	—	—	(315)	24
Totals	$418	$35	$—	$—	$555	$(362)	$(9)	$(318)	$319
Liabilities
DOJ litigation settlement	$(60)	$—	$—	$—	$—	$—	$—	$—	$(60)
Contingent consideration	—	(1)	—	—	(25)	—	1	—	(25)
Totals	$(60)	$(1)	$—	$—	$(25)	$—	$1	$—	$(85)
For the Years Ended December 31, 2016
Assets
Loans held-for-investment
Home equity	$106	$5	$—	$—	$—	$—	$(46)	$—	$65
Mortgage servicing rights	296	(105)	—	—	228	(84)	—	—	335
Rate lock commitments (net) (1)	26	25	—	—	325	—	—	(358)	18
Totals	$428	$(75)	$—	$—	$553	$(84)	$(46)	$(358)	$418
Liabilities
DOJ litigation settlement	$(84)	$24	$—	$—	$—	$—	$—	$—	$(60)
Year Ended December 31, 2015
Assets
Investment securities available-for-sale
Municipal obligation	$2	$—	$—	$—	$—	$—	$(2)	$—	$—
Loans held-for-investment
Home equity	$185	$(2)	$—	$—	$—	$—	$(77)	$—	$106
Mortgage servicing rights	258	(46)	—	—	260	(176)	—	—	296
Other investments	100						(100)		—
Rate lock commitments (net) (1)	31	60	—	—	277	—	—	(342)	26
Totals	$576	$12	$—	$—	$537	$(176)	$(179)	$(342)	$428
Liabilities
Long-term debt	$(84)	$—	$(3)	$—	$—	$52	$35	$—	$—
DOJ litigation settlement	(82)	(2)	—	—	—	—	—	—	(84)
Totals	$(166)	$(2)	$(3)	$—	$—	$52	$35	$—	$(84)

(1)
Rate lock commitments are reported on a fallout adjusted basis. Transfers out of Level 3 represent the settlement value of the commitments that are transferred to LHFS, which are classified as Level 2 assets.

Fair Value Inputs, Assets and Liabilities Measured on Recurring Basis, Quantitative Information
The following tables present the quantitative information about recurring Level 3 fair value financial instruments and the fair value measurements as of:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
	(Dollars in millions)
December 31, 2017
Assets
Loans held-for-investment
Home equity	$4	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	7.2% - 10.8% (9.0%) 5.1% - 7.7% (6.4%) 3.0% - 4.5% (3.6%)
Mortgage servicing rights	$291	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	5.0% - 7.5% (6.3%) 8.0% - 11.8% (9.9%) $58 - $87 ($73)
Rate lock commitments (net)	$24	Consensus pricing	Origination pull-through rate	64.7% - 97.1% (82.0%)
Liabilities
DOJ litigation settlement	$(60)	Discounted cash flows	Discount rate Asset growth rate	7.8% - 11.7% (9.7%) 5.6% - 17.4% (6.3%)
Contingent consideration	$(25)	Discounted cash flows	Beta Equity volatility	0.6 - 1.6 (1.1) 26.6% - 58.9% (40.0%)

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
	(Dollars in millions)
December 31, 2016
Assets
Loans held-for-investment
Home equity	$65	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	6.0% - 12.2% (9.3%) 16.3% - 24.4% (20.3%) 2.7% - 4.1% (3.7%)
Mortgage servicing rights	$335	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	6.2% - 9.3% (7.8%) 13.9% - 19.2% (16.7%) $55 - $82 ($68)
Rate lock commitments (net)	$18	Consensus pricing	Origination pull-through rate	66.9% - 100.0% (83.6%)
Liabilities
DOJ litigation settlement	$(60)	Discounted cash flows	Discount rate Asset growth rate	6.6% - 9.8% (8.2%) 4.2% - 11.6% (7.9%)

Fair Value Measurements, Nonrecurring
We also have assets that under certain conditions are subject to measurement at fair value on a nonrecurring basis.

The following table presents assets measured at fair value on a nonrecurring basis:

	Total (1)	Level 2	Level 3	Gains/(Losses)
	(Dollars in millions)
December 31, 2017
Loans held-for-sale (2)	$6	$6	$—	$(1)
Impaired loans held-for-investment (2)
Residential first mortgage loans	21	—	21	(10)
Repossessed assets (3)	8	—	8	—
Totals	$35	$6	$29	$(11)
December 31, 2016
Loans held-for-sale (2)	$9	$9	$—	$(2)
Impaired loans held-for-investment (2)
Residential first mortgage loans	25	—	25	(28)
Repossessed assets (3)	14	—	14	(2)
Totals	$48	$9	$39	$(32)

(1)	The fair values are determined at various dates during the years ended December 31, 2017 and 2016, respectively.

(2)	Gains/(losses) reflect fair value adjustments on assets for which we did not elect the fair value option.

(3)	Gains/(losses) reflect write downs of repossessed assets based on the estimated fair value of the specific assets

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques
The following tables present the quantitative information about nonrecurring Level 3 fair value financial instruments and the fair value measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
	(Dollars in millions)
December 31, 2017
Impaired loans held-for-investment
Loans held-for-investment	$21	Fair value of collateral	Loss severity discount	25% - 30% (27.9%)
Repossessed assets	$8	Fair value of collateral	Loss severity discount	0% - 100% (70.9%)
December 31, 2016
Impaired loans held-for-investment
Residential first mortgage loans	$25	Fair value of collateral	Loss severity discount	22% - 40% (29.5%)
Repossessed assets	$14	Fair value of collateral	Loss severity discount	22% - 100% (69.5%)

Fair Value, by Balance Sheet Grouping
The following table presents the carrying amount and estimated fair value of financial instruments that are carried either at fair value, cost, or amortized cost:

	December 31, 2017
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$204	$204	$204	$—	$—
Investment securities available-for-sale	1,853	1,853	—	1,853	—
Investment securities held-to-maturity	939	924	—	924	—
Loans held-for-sale	4,321	4,322	—	4,322	—
Loans held-for-investment	7,713	7,667	—	8	7,659
Loans with government guarantees	271	261	—	261	—
Mortgage servicing rights	291	291	—	—	291
Federal Home Loan Bank stock	303	303	—	303	—
Bank owned life insurance	330	330	—	330	—
Repossessed assets	8	8	—	—	8
Other assets, foreclosure claims	84	84	—	84	—
Derivative financial instruments, assets	39	39	—	15	24
Liabilities
Retail deposits
Demand deposits and savings accounts	$(4,965)	$(4,557)	$—	$(4,557)	$—
Certificates of deposit	(1,493)	(1,498)	—	(1,498)	—
Wholesale deposits	(45)	(43)	—	(43)	—
Government deposits	(1,073)	(1,048)	—	(1,048)	—
Company controlled deposits	(1,358)	(1,311)	—	(1,311)	—
Federal Home Loan Bank advances	(5,665)	(5,662)	—	(5,662)	—
Long-term debt	(494)	(417)	—	(417)	—
DOJ litigation settlement	(60)	(60)	—	—	(60)
Contingent consideration	(25)	(25)	—	—	(25)
Derivative financial instruments, liabilities	(11)	(11)	—	(11)	—

	December 31, 2016
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$158	$158	$158	$—	$—
Investment securities available-for-sale	1,480	1,480	—	1,480	—
Investment securities held-to-maturity	1,093	1,084	—	1,084	—
Loans held-for-sale	3,177	3,178	—	3,178	—
Loans held-for-investment	6,065	5,998	—	7	5,991
Loans with government guarantees	365	354	—	354	—
Mortgage servicing rights	335	335	—	—	335
Federal Home Loan Bank stock	180	180	—	180	—
Bank owned life insurance	271	271	—	271	—
Repossessed assets	14	14	—	—	14
Other assets, foreclosure claims	135	135	—	135	—
Derivative financial instruments, assets	123	123	45	54	24
Liabilities
Retail deposits
Demand deposits and savings accounts	$(5,268)	$(4,956)	$—	$(4,956)	$—
Certificates of deposit	(1,056)	(1,062)	—	(1,062)	—
Government deposits	(1,030)	(1,011)	—	(1,011)	—
Company controlled deposits	(1,446)	(1,371)	—	(1,371)	—
Federal Home Loan Bank advances	(2,980)	(2,964)	—	(2,964)	—
Long-term debt	(493)	(277)	—	(277)	—
Warrant liabilities	(4)	(4)	—	(4)	—
DOJ litigation settlement	(60)	(60)	—	—	(60)
Derivative financial instruments, liabilities	(54)	(54)	(11)	(37)	(6)

Schedule of Changes in Fair Value Included in Earnings
The following table reflects the change in fair value included in earnings of financial instruments for which the fair value option has been elected:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Assets
Loans held-for-sale
Net gain on loan sales	$283	$269	$321
Loans held-for-investment
Other noninterest income	1	1	40
Liabilities
Long-term debt
Other noninterest income	$—	$—	$29
Litigation settlement
Other noninterest income	—	24	—
Other noninterest (expense)	—	—	(2)

Fair Value, Option, Quantitative Disclosures
The following table reflects the difference between the aggregate fair value and aggregate remaining contractual principal balance outstanding for assets and liabilities for which the fair value option has been elected:

	December 31, 2017			December 31, 2016
	Unpaid Principal Balance	Fair Value	Fair Value Over / (Under) Unpaid Principal Balance	Unpaid Principal Balance	Fair Value	Fair Value Over / (Under) Unpaid Principal Balance
	(Dollars in millions)
Assets
Nonaccrual loans
Loans held-for-sale	$6	$5	$(1)	$2	$2	$—
Loans held-for-investment	5	4	(1)	19	13	(6)
Total nonaccrual loans	$11	$9	$(2)	$21	$15	$(6)
Other performing loans
Loans held-for-sale	$4,167	$4,295	$128	$3,103	$3,143	$40
Loans held-for-investment	10	8	(2)	72	59	(13)
Total other performing loans	$4,177	$4,303	$126	$3,175	$3,202	$27
Total loans
Loans held-for-sale	$4,173	$4,300	$127	$3,105	$3,145	$40
Loans held-for-investment	15	12	(3)	91	72	(19)
Total loans	$4,188	$4,312	$124	$3,196	$3,217	$21
Liabilities
Litigation settlement (1)	$(118)	$(60)	$58	$(118)	$(60)	$58

(1)	We are obligated to pay $118 million in installment payments upon meeting certain performance conditions, as described in Note 21 - Legal Proceedings, Contingencies and Commitments.